MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Major Customers) (Details) (U.S. Quartz Products, Inc. [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Quartz Products, Inc. [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenues			15.60%